Securitizations and Variable Interests Entities - Schedule of Carrying Amounts of Assets that Relate to Continuing Involvement with Transferred Forward Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Transfers and Servicing [Abstract]
Mortgage servicing rights, at amortized cost	$ 45,064		$ 82,542		$ 44,615
Mortgage servicing rights, at fair value	226		2,840		3,075
Advances and match funded advances	21,686		1,236		15,888
Unpaid principal balance of loans transferred	6,811,864	[1]	9,353,187	[1],[2]	5,641,277	[2]
Maximum exposure to loss	$ 6,878,840		$ 9,439,805		$ 5,704,855

[1]	The UPB of the loans transferred is the maximum exposure to loss under our standard representations and warranties obligations.
[2]	The UPB of the loans transferred is the maximum exposure to loss under our standard representations and warranties obligations.